Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Segment Information

Year ended December 31, 2016	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue	13,576,842	66,353	—	—		13,643,195

Results
Interest income	51,235	1,919	10,080	(6,251)		56,983
Interest expense	(73,028)	(7,706)	(648)	6,251		(75,131)
Impairment of property, plant and equipment	(3,297)	—	—	—		(3,297)
Staff severance costs	(12,864)	—	—	—		(12,864)
Depreciation and amortization	(467,177)	(10,744)	(239)	—		(478,160)
Share of profit/(loss) of associates and joint ventures, net of tax	112	(3,724)	—	—		(3,612)
Income tax expense	(141,272)	(2,281)	(89)	(16,628	)(1)	(160,270)

Segment profit after tax	777,393	(4,548)	(20,255)	(16,628	)(1)	735,962

Year ended December 31, 2017	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue	16,140,622	57,197	—	—		16,197,819

Results
Interest income	94,760	1,803	11,833	(2,975)		105,421
Interest expense	(94,794)	(3,983)	(270)	2,975		(96,072)
Gain on disposal of subsidiaries	—	216,115	—	—		216,115
Gain on disposal of joint venture	—	107,976	—	—		107,976
Impairment of property, plant and equipment	(20,845)	—	—	—		(20,845)
Impairment of technology development cost	(40,000)	—	—	—		(40,000)
Staff severance cost	(107,732)	—	—	—		(107,732)
Depreciation and amortization	(433,921)	(9,990)	(270)	—		(444,181)
Share of profit of associates and joint venture	9,255	799	—	—		10,054
Income tax expense	(164,578)	(461)	(102)	(29,031	)(1)	(194,172)

Segment profit after tax	1,004,019	322,160	22,708	(29,031	)(1)	1,319,856

Total assets	19,623,882	451,096	2,440,532	(1,500,451)		21,015,059

Total liabilities	(9,857,637)	(66,920)	(28,026)	(100,572	)(2)	(10,053,155)

Other disclosures
Investment in joint ventures	193,476	2,626	—	—		196,102
Capital expenditure	259,068	975	1,390	—		261,433

Year ended December 31, 2018	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000

Revenue
Total external revenue	16,210,467	52,781	—	—		16,263,248	2,430,942

Results
Interest income	124,653	4,244	18,347	—		147,244	22,009
Interest expense	(107,609)	(403)	(327)	—		(108,339)	(16,194)
Impairment of property, plant and equipment	(30,173)	—	—	—		(30,173)	(4,510)
Staff severance cost	(28,018)	—	—	—		(28,018)	(4,188)
Depreciation and amortization	(428,199)	(5,355)	(331)	—		(433,885)	(64,855)
Share of profit of associates and joint venture	10,809	825	—	—		11,634	1,739
Income tax expense	(175,956)	(820)	(49)	(29,842	)(1)	(206,667)	(30,891)

Segment profit after tax	1,019,776	4,156	(19,690)	(29,842	)(1)	974,400	145,647

Total assets	20,636,155	441,040	2,081,220	(1,500,451)		21,657,964	3,237,315

Total liabilities	(10,318,492)	(55,404)	(29,592)	(106,922	)(2)	(10,510,410)	(1,571,039)

Other disclosures
Investment in joint ventures	220,176	2,636	—	—		222,812	33,305
Capital expenditure	403,179	2,643	73	—		405,895	60,671

Note:

(1)	This relates mainly to the withholding tax provisions for dividends from Yuchai.
(2)	Included here are mainly the cumulative withholding tax provision for dividends that are expected to be paid from income earned after December 31, 2007 by Yuchai.

Summary of Geographic Information

Revenue from external customers:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

People’s Republic of China	13,460,634	16,090,726	16,119,896	2,409,515
Other countries	182,561	107,093	143,352	21,427

	13,643,195	16,197,819	16,263,248	2,430,942

Non-current assets

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

People’s Republic of China	4,524,988	4,665,990	697,447
Other countries	94,779	95,443	14,266

	4,619,767	4,761,433	711,713